Appendix 2 Additional Information No. 715 of February 3, 2012 - Summary of Trade and Other Receivables by Type of Portfolio (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CLP ($) customer	Dec. 31, 2021 CLP ($) customer
Trade And Other Receivables [Line Items]
Gross Amount	$ 1,509,513,355	$ 688,185,127
Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial Assets	$ 323,286,022	$ 194,644,045
Trade and Other Receivables [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	2,953,198	2,931,376
Gross Amount	$ 1,412,559,272	$ 767,267,370
Trade and Other Receivables [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	169,454	75,941
Gross Amount	$ 554,927,993	$ 370,272,337
Trade and Other Receivables [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	3,122,652	3,007,317
Gross Amount	$ 1,967,487,265	$ 1,137,539,707
Trade and Other Receivables [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	1,978,750	2,230,792
Financial Assets	$ 1,049,380,978	$ 527,654,070
Trade and Other Receivables [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	83,186	26,165
Financial Assets	$ 543,329,981	$ 361,525,567
Trade and Other Receivables [Member] | Current Portfolio [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	2,061,936	2,256,957
Financial Assets	$ 1,592,710,959	$ 889,179,637
Trade and Other Receivables [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	40,186	102,883
Financial Assets	$ 161,637,984	$ 73,364,730
Trade and Other Receivables [Member] | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	1,428	6,645
Financial Assets	$ 3,558,472	$ 1,106,430
Trade and Other Receivables [Member] | 1-30 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	41,614	109,528
Financial Assets	$ 165,196,456	$ 74,471,160
Trade and Other Receivables [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	30,621	43,856
Financial Assets	$ 19,108,793	$ 21,393,764
Trade and Other Receivables [Member] | 31-60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	1,588	4,206
Financial Assets	$ 1,633,811	$ 1,057,015
Trade and Other Receivables [Member] | 31-60 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	32,209	48,062
Financial Assets	$ 20,742,604	$ 22,450,779
Trade and Other Receivables [Member] | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	29,542	8,738
Financial Assets	$ 12,388,582	$ 8,935,098
Trade and Other Receivables [Member] | 61 - 90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	1,765	1,030
Financial Assets	$ 1,157,399	$ 707,160
Trade and Other Receivables [Member] | 61 - 90 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	31,307	9,768
Financial Assets	$ 13,545,981	$ 9,642,258
Trade and Other Receivables [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	44,792	21,811
Financial Assets	$ 19,164,002	$ 8,855,902
Trade and Other Receivables [Member] | 91 - 120 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	1,411	3,267
Financial Assets	$ 779,243	$ 311,117
Trade and Other Receivables [Member] | 91 - 120 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	46,203	25,078
Financial Assets	$ 19,943,245	$ 9,167,019
Trade and Other Receivables [Member] | 121 to 150 days | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	32,952	12,729
Financial Assets	$ 19,978,533	$ 12,958,406
Trade and Other Receivables [Member] | 121 to 150 days | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	1,584	2,739
Financial Assets	$ 476,475	$ 763,841
Trade and Other Receivables [Member] | 121 to 150 days | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	34,536	15,468
Financial Assets	$ 20,455,008	$ 13,722,247
Trade and Other Receivables [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	15,522	12,155
Financial Assets	$ 19,875,975	$ 11,029,547
Trade and Other Receivables [Member] | 151-180 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	970	3,938
Financial Assets	$ 382,092	$ 618,886
Trade and Other Receivables [Member] | 151-180 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	16,492	16,093
Financial Assets	$ 20,258,067	$ 11,648,433
Trade and Other Receivables [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	12,464	6,683
Financial Assets	$ 11,764,028	$ 7,587,824
Trade and Other Receivables [Member] | 181-210 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	903	2,759
Financial Assets	$ 295,064	$ 920,198
Trade and Other Receivables [Member] | 181-210 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	13,367	9,442
Financial Assets	$ 12,059,092	$ 8,508,022
Trade and Other Receivables [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	32,553	7,367
Financial Assets	$ 10,467,899	$ 10,185,568
Trade and Other Receivables [Member] | 211-250 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	1,430	1,353
Financial Assets	$ 193,015	$ 524,385
Trade and Other Receivables [Member] | 211-250 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	33,983	8,720
Financial Assets	$ 10,660,914	$ 10,709,953
Trade and Other Receivables [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	735,816	484,362
Financial Assets	$ 88,792,498	$ 85,302,461
Trade and Other Receivables [Member] | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	75,189	23,839
Financial Assets	$ 3,122,441	$ 2,737,738
Trade and Other Receivables [Member] | More than 251 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	811,005	508,201
Financial Assets	$ 91,914,939	$ 88,040,199